PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 2.4%
27,818
Ampol Ltd.
$ 609,352
0.2
154,888
Aurizon Holdings Ltd.
377,659
0.2
99,204
Brambles Ltd.
1,011,352
0.4
51,644
Computershare Ltd.
931,451
0.4
217,902
Medibank Pvt Ltd.
567,274
0.2
102,502
QBE Insurance Group Ltd.
1,209,733
0.5
492,799
Telstra Group Ltd.
1,273,523
0.5
5,980,344
2.4
Bermuda : 0.5%
16,903
Axis Capital Holdings Ltd.
1,280,402
0.5
Canada : 3.5%
8,404  Canadian Imperial Bank of
Commerce
434,611
0.2
44,086
Cenovus Energy, Inc.
888,330
0.4
8,838
iA Financial Corp., Inc.
597,628
0.2
48,238
Keyera Corp.
1,360,859
0.5
24,256
Parkland Corp.
680,430
0.3
19,937
Pembina Pipeline Corp.
772,701
0.3
6,140  Rogers Communications,
Inc. - Class B
237,435
0.1
38,558
Suncor Energy, Inc.
1,539,918
0.6
30,334
TELUS Corp.
489,729
0.2
7,550
Thomson Reuters Corp.
1,223,563
0.5
5,333  West Fraser Timber Co.
Ltd.
472,907
0.2
8,698,111
3.5
Denmark : 0.6%
48,040
Danske Bank A/S
1,469,183
0.6
France : 2.3%
41,036
AXA SA
1,440,769
0.6
16,624
(1)
Carrefour SA
247,985
0.1
5,094
Cie de Saint-Gobain
436,993
0.2
7,076  Cie Generale des
Etablissements Michelin
SCA
280,131
0.1
11,941
Danone SA
775,749
0.3
30,147
Getlink SE
537,216
0.2
115,799
(2)
Orange SA
1,285,054
0.5
7,577
Sanofi
781,133
0.3
5,785,030
2.3
Germany : 1.3%
3,812
Allianz SE
1,073,710
0.4
16,073
Daimler Truck Holding AG
620,563
0.3
41,106  Deutsche Telekom AG,
Reg
1,075,231
0.4
6,445
(3)
Scout24 SE
509,526
0.2
3,279,030
1.3
Hong Kong : 0.9%
302,500  BOC Hong Kong Holdings
Ltd.
880,070
0.4
60,000
CK Asset Holdings Ltd.
229,264
0.1
70,500  CK Hutchison Holdings
Ltd.
368,300
0.1
9,500  Jardine Matheson
Holdings Ltd.
336,063
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
88,500  Power Assets Holdings
Ltd.
$ 564,052
0.2
2,377,749
0.9
Israel : 0.2%
52,413
Bank Leumi Le-Israel BM
451,669
0.2
Italy : 1.7%
415,806
Intesa Sanpaolo SpA
1,688,521
0.7
49,507
(3)
Poste Italiane SpA
670,204
0.3
45,699
UniCredit SpA
1,877,075
0.7
4,235,800
1.7
Japan : 6.8%
55,600
Central Japan Railway Co.
1,310,878
0.5
54,600  Chubu Electric Power Co.,
Inc.
688,425
0.3
23,600
Dai-ichi Life Holdings, Inc.
719,571
0.3
24,400  Daiwa House Industry Co.
Ltd.
690,969
0.3
800
Disco Corp.
267,517
0.1
197,700
ENEOS Holdings, Inc.
1,035,857
0.4
2,400
Hoya Corp.
300,722
0.1
17,300
Japan Airlines Co. Ltd.
280,310
0.1
60,700
Japan Post Bank Co. Ltd.
631,655
0.2
50,900  Japan Post Holdings Co.
Ltd.
539,055
0.2
53,100
Japan Tobacco, Inc.
1,562,477
0.6
32,300
JFE Holdings, Inc.
473,142
0.2
16,600
Kirin Holdings Co. Ltd.
234,684
0.1
18,300  Nippon Express Holdings,
Inc.
905,500
0.4
651,300  Nippon Telegraph &
Telephone Corp.
694,099
0.3
10,800
Nitto Denko Corp.
937,802
0.4
9,600  Nomura Real Estate
Holdings, Inc.
268,365
0.1
22,200  Ono Pharmaceutical Co.
Ltd.
327,502
0.1
16,800
Otsuka Corp.
372,419
0.1
5,600
Otsuka Holdings Co. Ltd.
285,423
0.1
11,600
Secom Co. Ltd.
740,692
0.3
50,700
Sekisui Chemical Co. Ltd.
764,962
0.3
57,000
Sekisui House Ltd.
1,428,212
0.6
10,100
Sumitomo Corp.
250,960
0.1
23,900  Takeda Pharmaceutical
Co. Ltd.
670,976
0.3
17,400
Trend Micro, Inc./Japan
834,025
0.3
17,216,199
6.8
Jordan : 0.1%
11,610  Hikma Pharmaceuticals
PLC
283,862
0.1
Netherlands : 0.9%
2,623  BE Semiconductor
Industries NV
337,908
0.1
30,719
NN Group NV
1,541,609
0.6
2,132
Wolters Kluwer NV
356,917
0.2
2,236,434
0.9
New Zealand : 0.1%
93,668
Spark New Zealand Ltd.
240,725
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.2%
52,291
Telenor ASA
$ 623,048
0.2
Singapore : 0.8%
42,500
DBS Group Holdings Ltd.
1,164,646
0.5
770,000
Genting Singapore Ltd.
489,299
0.2
28,000  Oversea-Chinese Banking
Corp. Ltd.
311,658
0.1
1,965,603
0.8
Spain : 1.7%
17,267  ACS Actividades de
Construccion y Servicios
SA
771,433
0.3
3,676
(3)
Aena SME SA
698,436
0.3
26,486  Industria de Diseno Textil
SA
1,286,926
0.5
51,348
Repsol SA
732,374
0.3
185,890
(1)
Telefonica SA
841,941
0.3
4,331,110
1.7
Sweden : 0.6%
21,209
Essity AB - Class B
596,319
0.2
19,121
SKF AB - Class B
355,476
0.1
28,577
Swedbank AB - Class A
607,660
0.3
1,559,455
0.6
Switzerland : 1.5%
18,706
Holcim AG
1,748,083
0.7
18,046
Novartis AG, Reg
2,014,436
0.8
3,762,519
1.5
United Kingdom : 3.4%
72,343
BAE Systems PLC
1,206,540
0.5
118,147
BP PLC
698,378
0.3
57,045  British American Tobacco
PLC
2,024,008
0.8
198,977
Centrica PLC
339,250
0.1
18,170
Compass Group PLC
559,543
0.2
27,317
Imperial Brands PLC
752,904
0.3
33,831
Pearson PLC
459,017
0.2
43,276
Sage Group PLC
604,934
0.2
29,037
Smiths Group PLC
666,954
0.3
32,820
Standard Chartered PLC
324,204
0.1
299,639
Vodafone Group PLC
280,386
0.1
16,977
Whitbread PLC
636,126
0.3
8,552,244
3.4
United States : 67.9%
20,620
AbbVie, Inc.
3,821,298
1.5
3,202
Acuity Brands, Inc.
804,823
0.3
8,796
AECOM
797,006
0.3
5,214  Allison Transmission
Holdings, Inc.
461,908
0.2
9,818
Allstate Corp.
1,680,056
0.7
4,209
Alphabet, Inc. - Class A
722,012
0.3
43,708
Altria Group, Inc.
2,142,129
0.8
14,264
Amdocs Ltd.
1,247,672
0.5
5,294  American Electric Power
Co., Inc.
519,447
0.2
3,372  American Financial Group,
Inc.
441,597
0.2
714
Ameriprise Financial, Inc.
307,070
0.1
7,216
AmerisourceBergen Corp.
1,716,542
0.7
7,400
AMETEK, Inc.
1,283,752
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,748
Aon PLC - Class A
$ 1,231,256
0.5
4,296
Applied Materials, Inc.
911,611
0.4
6,953
Assurant, Inc.
1,215,871
0.5
43,217
AT&T, Inc.
831,927
0.3
8,262  Automatic Data
Processing, Inc.
2,169,766
0.9
10,586
Avnet, Inc.
569,103
0.2
39,740
Baker Hughes Co.
1,538,733
0.6
8,204
Black Hills Corp.
484,446
0.2
45,276
Bristol-Myers Squibb Co.
2,153,327
0.9
25,662  Brixmor Property Group,
Inc.
653,611
0.3
6,576  Broadridge Financial
Solutions, Inc.
1,407,264
0.6
8,021
Brown & Brown, Inc.
797,528
0.3
2,386
Cabot Corp.
239,292
0.1
3,717  Capital One Financial
Corp.
562,754
0.2
13,117
Cardinal Health, Inc.
1,322,587
0.5
8,281
Cboe Global Markets, Inc.
1,519,646
0.6
2,556
Chevron Corp.
410,161
0.2
5,999
Cigna Group
2,091,671
0.8
1,883
Cintas Corp.
1,438,499
0.6
58,099
Cisco Systems, Inc.
2,814,897
1.1
27,471
Citigroup, Inc.
1,782,318
0.7
7,181
Civitas Resources, Inc.
500,947
0.2
9,157
CME Group, Inc.
1,773,802
0.7
16,039
CNO Financial Group, Inc.
559,120
0.2
12,654
Coca-Cola Co.
844,528
0.3
16,615
Colgate-Palmolive Co.
1,648,042
0.7
23,430
Comcast Corp. - Class A
966,956
0.4
19,506  Commerce Bancshares,
Inc.
1,262,233
0.5
18,345
ConocoPhillips
2,039,964
0.8
51,372
Coterra Energy, Inc.
1,325,398
0.5
9,248
CSX Corp.
324,605
0.1
26,831
CVS Health Corp.
1,618,714
0.6
30,022
Dow, Inc.
1,635,298
0.6
10,919
DTE Energy Co.
1,316,067
0.5
20,968
Edison International
1,677,650
0.7
23,548
Element Solutions, Inc.
634,619
0.3
4,126
Elevance Health, Inc.
2,195,156
0.9
13,500
Entergy Corp.
1,565,595
0.6
1,926
EOG Resources, Inc.
244,217
0.1
18,135
Equitable Holdings, Inc.
790,867
0.3
18,695
Equity Residential
1,301,733
0.5
19,646
Essent Group Ltd.
1,234,555
0.5
26,755
Evergy, Inc.
1,551,790
0.6
10,919
Fortive Corp.
784,530
0.3
25,725  Gaming and Leisure
Properties, Inc.
1,291,395
0.5
23,024
General Mills, Inc.
1,545,831
0.6
13,802
General Motors Co.
611,705
0.2
38,087
Genpact Ltd.
1,320,476
0.5
6,846
Genuine Parts Co.
1,007,115
0.4
28,981
Gilead Sciences, Inc.
2,204,295
0.9
26,430
H&R Block, Inc.
1,531,354
0.6
15,450  Hartford Financial Services
Group, Inc.
1,713,714
0.7

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
14,464  Hewlett Packard
Enterprise Co.
$ 287,978
0.1
2,868  Hilton Worldwide Holdings,
Inc.
615,674
0.2
30,642
Host Hotels & Resorts, Inc.
536,541
0.2
2,613
Humana, Inc.
944,887
0.4
9,638
Ingredion, Inc.
1,198,678
0.5
9,557  International Bancshares
Corp.
644,524
0.3
5,918  International Business
Machines Corp.
1,137,085
0.5
10,347  Iridium Communications,
Inc.
296,959
0.1
26,758
Johnson & Johnson
4,223,750
1.7
12,279
Kimberly-Clark Corp.
1,658,279
0.7
829
KLA Corp.
682,325
0.3
31,323
Kraft Heinz Co.
1,102,883
0.4
11,140
Leidos Holdings, Inc.
1,608,616
0.6
19,572
Loews Corp.
1,564,781
0.6
6,063  LyondellBasell Industries
NV - Class A
603,026
0.2
5,417
ManpowerGroup, Inc.
414,834
0.2
5,747
Marathon Petroleum Corp.
1,017,334
0.4
7,765  Marsh & McLennan Cos.,
Inc.
1,728,256
0.7
2,179
McKesson Corp.
1,344,487
0.5
19,180
Merck & Co., Inc.
2,169,833
0.9
18,004
MetLife, Inc.
1,383,607
0.5
68,589
MGIC Investment Corp.
1,703,751
0.7
6,560  Molson Coors Beverage
Co. - Class B
346,696
0.1
4,017  Mondelez International,
Inc. - Class A
274,562
0.1
432  Monolithic Power Systems,
Inc.
372,855
0.1
13,333  MSC Industrial Direct Co.,
Inc. - Class A
1,185,970
0.5
17,266
National Fuel Gas Co.
1,011,615
0.4
12,352
NetApp, Inc.
1,568,457
0.6
1,666
NewMarket Corp.
934,409
0.4
35,864
NiSource, Inc.
1,120,750
0.4
10,428
NorthWestern Corp.
560,714
0.2
7,554
NVIDIA Corp.
883,969
0.3
29,360
OGE Energy Corp.
1,138,287
0.5
5,919
ONE Gas, Inc.
412,140
0.2
12,770
OneMain Holdings, Inc.
667,360
0.3
20,418
ONEOK, Inc.
1,701,432
0.7
3,761
Owens Corning
700,975
0.3
30,150
Park Hotels & Resorts, Inc.
454,059
0.2
18,298
PepsiCo, Inc.
3,159,516
1.3
30,392
PG&E Corp.
554,654
0.2
24,790  Philip Morris International,
Inc.
2,854,816
1.1
13,347
Phillips 66
1,941,722
0.8
5,138
PPG Industries, Inc.
652,423
0.3
7,396
Procter & Gamble Co.
1,188,981
0.5
5,143  Prosperity Bancshares,
Inc.
372,970
0.1
8,618
Prudential Financial, Inc.
1,080,008
0.4
7,542
Qualcomm, Inc.
1,364,725
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
5,651
Regency Centers Corp.
$ 380,538
0.2
7,150  Reinsurance Group of
America, Inc.
1,611,825
0.6
1,280
Republic Services, Inc.
248,730
0.1
85,838
Rithm Capital Corp.
996,579
0.4
28,282
Rollins, Inc.
1,354,991
0.5
12,702
RPM International, Inc.
1,542,785
0.6
6,714
Ryder System, Inc.
941,034
0.4
19,516  Sabra Health Care REIT,
Inc.
316,745
0.1
14,927
Sempra Energy
1,195,056
0.5
4,011
Sherwin-Williams Co.
1,407,059
0.6
2,682
Skyworks Solutions, Inc.
304,729
0.1
18,716
SLM Corp.
424,666
0.2
4,991
Snap-on, Inc.
1,432,567
0.6
21,219  SS&C Technologies
Holdings, Inc.
1,547,926
0.6
20,076
Synchrony Financial
1,019,660
0.4
11,071
Tapestry, Inc.
443,836
0.2
17,438
TEGNA, Inc.
277,787
0.1
6,172
Texas Roadhouse, Inc.
1,077,693
0.4
3,715  Tradeweb Markets, Inc. -
Class A
414,891
0.2
7,633
Travelers Cos., Inc.
1,652,087
0.7
7,655
UnitedHealth Group, Inc.
4,410,505
1.8
28,263
Unum Group
1,625,970
0.6
10,773
Valero Energy Corp.
1,742,210
0.7
67,770  Verizon Communications,
Inc.
2,746,040
1.1
47,533
VICI Properties, Inc.
1,485,882
0.6
4,683
Visa, Inc. - Class A
1,244,133
0.5
2,488  Watts Water Technologies,
Inc. - Class A
516,310
0.2
43,606
Wells Fargo & Co.
2,587,580
1.0
78,539
Wendy's Co.
1,329,665
0.5
4,468
Xcel Energy, Inc.
260,395
0.1
171,025,878
67.9
Total Common Stock
(Cost $210,075,007)
245,354,395
97.4
EXCHANGE-TRADED FUNDS : 2.0%
25,477  iShares MSCI EAFE Value
ETF
1,406,330
0.6
19,073  iShares Russell 1000
Value ETF
3,497,798
1.4
4,904,128
2.0
Total Exchange-Traded
Funds
(Cost $4,678,552)
4,904,128
2.0
PREFERRED STOCK : 0.1%
Germany : 0.1%
8,009  Porsche Automobil
Holding SE
357,998
0.1
Total Preferred Stock
(Cost $398,490)
357,998
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Germany (continued)
Total Long-Term
Investments
(Cost $215,152,049)
$ 250,616,521
99.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Repurchase Agreements : 0.4%
96,341
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
07/31/2024, 5.360%, due
08/01/2024 (Repurchase
Amount $96,355,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value plus
accrued interest $98,268,
due 08/21/24-08/01/54)
96,341
0.0
1,000,000
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
07/31/2024, 5.340%, due
08/01/2024 (Repurchase
Amount $1,000,146,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
12/01/26-04/20/54)
1,000,000
0.4
Total Repurchase
Agreements
(Cost $1,096,341)
1,096,341
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
366,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
(Cost $366,000) $ 366,000 0.2
Total Short-Term
Investments
(Cost $1,462,341)
$ 1,462,341
0.6
Total Investments in
Securities
(Cost $216,614,390) $ 252,078,862 100.1
Liabilities in Excess of
Other Assets (199,085) (0.1)
Net Assets $ 251,879,777 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of July 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.8%
Health Care 13.8
Industrials 13.0
Consumer Staples 9.6
Energy 8.3
Information Technology 6.8
Utilities 5.9
Communication Services 5.3
Consumer Discretionary 5.1
Materials 4.5
Real Estate 2.4
Exchange-Traded Funds 2.0
Short-Term Investments 0.6
Liabilities in Excess of Other Assets (0.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,980,344 $ — $ 5,980,344
Bermuda 1,280,402 — — 1,280,402
Canada 8,698,111 — — 8,698,111
Denmark — 1,469,183 — 1,469,183
France — 5,785,030 — 5,785,030
Germany — 3,279,030 — 3,279,030
Hong Kong 336,063 2,041,686 — 2,377,749
Israel — 451,669 — 451,669
Italy — 4,235,800 — 4,235,800
Japan — 17,216,199 — 17,216,199
Jordan — 283,862 — 283,862
Netherlands — 2,236,434 — 2,236,434
New Zealand — 240,725 — 240,725
Norway 623,048 — — 623,048
Singapore — 1,965,603 — 1,965,603
Spain — 4,331,110 — 4,331,110
Sweden — 1,559,455 — 1,559,455
Switzerland — 3,762,519 — 3,762,519
United Kingdom — 8,552,244 — 8,552,244
United States 171,025,878 — — 171,025,878
Total Common Stock 181,963,502 63,390,893 — 245,354,395
Exchange-Traded Funds 4,904,128 — — 4,904,128
Preferred Stock — 357,998 — 357,998
Short-Term Investments 366,000 1,096,341 — 1,462,341
Total Investments, at fair value $ 187,233,630 $ 64,845,232 $ — $ 252,078,862
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,811,633
Gross Unrealized Depreciation (4,347,161)
Net Unrealized Appreciation $ 35,464,472